OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other current payables [abstract]
Institutions and employees for salary	$ 89	$ 96
Accrued expenses	1,932	2,285
Other payables	$ 2,021	$ 2,381